Subsequent Events	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Globallink Investment Inc [Member]
IfrsStatementLineItems [Line Items]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review the Company did not identify any subsequent events, other than the below, that would have required adjustment or disclosure in the consolidated financial statements.

On April 3, 2024, Globalink Merger Sub (Cayman), was incorporated as a wholly-owned subsidiary of Globalink.

On April 4, 2024, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd. for an amount of $300,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination.

On April 9, 2024, the Company deposited an aggregate of $60,000 into the trust account of the Company for its public stockholders, which enables the Company to further extend the period of time it has to consummate its initial business combination by one month from April 9, 2024 to May 9, 2024. This extension is the tenth extension since the consummation of the Company’s initial public offering on December 9, 2021, and the fifth of up to twelve extensions permitted under the Certificate of Incorporation currently in effect.

On May 4, 2024, the Company deposited an aggregate of $60,000 into the trust account of the Company for its public stockholders, which enables the Company to further extend the period of time it has to consummate its initial business combination by one month from May 9, 2024 to June 9, 2024. This extension is the eleventh extension since the consummation of the Company’s initial public offering on December 9, 2021, and the sixth of up to twelve extensions permitted under the Certificate of Incorporation currently in effect.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review the Company did not identify any subsequent events, other than the below, that would have required adjustment or disclosure in the consolidated financial statements.

On October 3, 2024, the Company deposited an aggregate of $60,000 into the trust account of the Company for its public stockholders, which enables the Company to further extend the period of time it has to consummate its initial business combination by one month from October 9, 2024 to November 9, 2024. This extension is the sixteenth extension since the consummation of the Company’s initial public offering on December 9, 2021, and the eleventh of up to twelve extensions permitted under the Certificate of Incorporation currently in effect.

On October 3, 2024, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn Bhd for an amount of $300,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of October 3, 2024, the full $300,000 had been borrowed and no amount was available under this note for borrowing.

On November 7, 2024, the Company deposited an aggregate of $60,000 into the trust account of the Company for its public stockholders, which enables the Company to further extend the period of time it has to consummate its initial business combination by one month from November 9, 2024 to December 9, 2024. This extension is the twelth extension since the consummation of the Company’s initial public offering on December 9, 2021, and the final of up to twelve extensions permitted under the Certificate of Incorporation currently in effect.

On November 8, 2024, the Company announced that a Special Meeting will be held on December 3, 2024 to vote on an extension to complete a business combination.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than below, that would have required adjustment or disclosure in the consolidated financial statements.

On January 5, 2024, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd for an amount of $250,000 for the purpose of working capital.

On January 5, 2024, Globalink elected to extend the Termination Date by another month until February 9, 2024, and deposited an aggregate $60,000 into the trust account of the Company for its public stockholders. The extension is the seventh extension since the consummation of the Company’s initial public offering on December 9, 2021, and the second of up to twelve extensions permitted under the Amended and Restated Certificate of Incorporation of the Company, as amended and currently in effect.

On January 25, 2024, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd for an amount of $300,000 for the purpose of working capital.

On January 30, 2024, the Company entered into a Merger Agreement by and among Alps, GL Sponsor LLC and Dr. Tham Seng Kong, an individual. Pursuant to the terms of the Merger Agreement, a business combination between Globalink and Alps through the merger of a Merger Sub with and into Alps, with the Surviving Company as a wholly-owned subsidiary of Globalink (the “Merger”, and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”). After the date of the Merger Agreement and prior to the consummation of the transactions contemplated by the Merger Agreement (the “Closing”), a company formed under the laws of the Cayman Islands will be incorporated (“Cayman Holdco”), whereupon it is envisaged that Alps will become a subsidiary of the Cayman Holdco.

On February 6, 2024, Globalink elected to extend the Termination Date by another month until March 9, 2024, and deposited an aggregate $60,000 into the trust account of the Company for its public stockholders. The extension is the eighth extension since the consummation of the Company’s initial public offering on December 9, 2021, and the third of up to twelve extensions permitted under the Amended and Restated Certificate of Incorporation of the Company, as amended and currently in effect.

On February 22, 2024, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd for an amount of $300,000 for the purpose of working capital.

On March 6, 2024, Globalink elected to extend the Termination Date by another month until April 9, 2024, and deposited an aggregate $60,000 into the trust account of the Company for its public stockholders. The extension is the ninth extension since the consummation of the Company’s initial public offering on December 9, 2021, and the fourth of up to twelve extensions permitted under the Amended and Restated Certificate of Incorporation of the Company, as amended and currently in effect.